Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of SEC Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our named executive officers, within the meaning of such rules, and certain financial performance measures of our Company.

The table below provides information regarding compensation actually paid (“CAP”) to our PEO (our CEO), and the average compensation actually paid to our other non-PEO named executive officers, during each of the past three fiscal years, as well as total shareholder return and net income (loss) for each of the past three fiscal years.

Year	Summary Compensation Table Total for PEO(a)	Compensation Actually Paid to PEO(b)	Average Summary Compensation Table Total for Other NEOs(c)	Average Compensation Actually Paid to Other NEOs(b)	Value of Initial Fixed $100 Investment Based on TSR(d)	Net Income (Loss)(e) (million $)
2025	$2,727,350	$5,277,304	$1,468,542	$2,464,052	$504	(32,766)
2024	1,550,985	2,441,991	994,133	1,381,183	344	(24,444)
2023	1,215,161	1,424,344	587,222	707,892	180	(19,381)

(a)	Rick Pauls was our only principal executive officer for all years presented.
(b)

SEC rules require certain adjustments be made to the Summary Compensation Table (“SCT”) totals to determine CAP as reported in the Pay Versus Performance Table. CAP amounts do not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. A reconciliation of the SCT totals to CAP to our PEO and our Other NEOs (as an average) is shown below. Our NEOs do not participate in a pension plan; therefore, no adjustment from the SCT totals related to pension values were made for any periods presented.

PEO Total Compensation Amount	$ 2,727,350	$ 1,550,985	$ 1,215,161
PEO Actually Paid Compensation Amount	$ 5,277,304	2,441,991	1,424,344
Adjustment To PEO Compensation, Footnote

	2025
Adjustments	PEO	Average of Other NEOs
Total Compensation from SCT	2,727,350	1,468,542
Subtract SCT amounts for stock and option awards	(1,652,400)	(1,020,375)
Add fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	3,619,877	1,897,408
+/- Difference between fair value of awards from the end of the prior fiscal year to the end of the covered fiscal year for awards granted in any prior fiscal year that are outstanding and unvested at the end of the covered fiscal year	608,898	124,733
+/- Change in fair value from the end of the prior fiscal year to the vesting date for awards granted in any prior fiscal year which vested during the covered fiscal year	(26,421)	(6,256)
Subtract fair value at end of prior fiscal year for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	–	–
Compensation Actually Paid	5,277,304	2,464,052

(c)	Our NEOs (other than PEO) were Dr. Krop and Mr. Kellen for 2025; Dr. Masuoka and Mr. Kellen for 2024; and Mr. Kellen, Julie Daves, and Kirsten Gruis, M.D. for 2023.
(d)

Total shareholder return is calculated based on a fixed investment of one hundred dollars measured from the market close on December 30, 2022 (the last trading day of fiscal 2022) through and including the end of each fiscal year reported in the table.

(e)	Amounts reported represent the amount of GAAP net income or loss reflected in our audited consolidated financial statements for the applicable year and is presented in thousands.

Non-PEO NEO Average Total Compensation Amount	$ 1,468,542	994,133	587,222
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,464,052	1,381,183	707,892
Adjustment to Non-PEO NEO Compensation Footnote

	2025
Adjustments	PEO	Average of Other NEOs
Total Compensation from SCT	2,727,350	1,468,542
Subtract SCT amounts for stock and option awards	(1,652,400)	(1,020,375)
Add fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	3,619,877	1,897,408
+/- Difference between fair value of awards from the end of the prior fiscal year to the end of the covered fiscal year for awards granted in any prior fiscal year that are outstanding and unvested at the end of the covered fiscal year	608,898	124,733
+/- Change in fair value from the end of the prior fiscal year to the vesting date for awards granted in any prior fiscal year which vested during the covered fiscal year	(26,421)	(6,256)
Subtract fair value at end of prior fiscal year for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	–	–
Compensation Actually Paid	5,277,304	2,464,052

(c)	Our NEOs (other than PEO) were Dr. Krop and Mr. Kellen for 2025; Dr. Masuoka and Mr. Kellen for 2024; and Mr. Kellen, Julie Daves, and Kirsten Gruis, M.D. for 2023.
(d)

Total shareholder return is calculated based on a fixed investment of one hundred dollars measured from the market close on December 30, 2022 (the last trading day of fiscal 2022) through and including the end of each fiscal year reported in the table.

(e)	Amounts reported represent the amount of GAAP net income or loss reflected in our audited consolidated financial statements for the applicable year and is presented in thousands.

Compensation Actually Paid vs. Total Shareholder Return

Pay Versus Performance Relationship

In accordance with Item 402(v) of SEC Regulation S-K, we are providing the charts shown below, which present a graphical comparison of CAP to our PEO and the average CAP to our non-PEO named executive officers set forth in the Pay Versus Performance Table above, as compared against our total shareholder return (TSR) and net income (loss).

As demonstrated by the following graphs, there is a high degree of correlation between the amount of compensation actually paid to our NEOs and our cumulative TSR over the three years presented in the table. The alignment of compensation actually paid with our cumulative TSR over the period presented is because a significant portion of the compensation actually paid to our NEOs is comprised of equity awards, the value of which is driven by our share price.

As a clinical-stage company we have incurred substantial losses since our inception and expect to continue to incur substantial losses for at least two or three years. Accordingly, we do not seek to achieve direct alignment between Compensation Actually Paid to our named executive officers and net income (loss).

The information contained in the “Pay Versus Performance Disclosure” section above shall not be deemed to be “soliciting material” or to be “filed” with the SEC, or subject to Regulation 14A or to the liabilities of Section 18 of the Exchange Act, nor shall it be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act.

Compensation Actually Paid vs. Net Income

Pay Versus Performance Relationship

In accordance with Item 402(v) of SEC Regulation S-K, we are providing the charts shown below, which present a graphical comparison of CAP to our PEO and the average CAP to our non-PEO named executive officers set forth in the Pay Versus Performance Table above, as compared against our total shareholder return (TSR) and net income (loss).

As demonstrated by the following graphs, there is a high degree of correlation between the amount of compensation actually paid to our NEOs and our cumulative TSR over the three years presented in the table. The alignment of compensation actually paid with our cumulative TSR over the period presented is because a significant portion of the compensation actually paid to our NEOs is comprised of equity awards, the value of which is driven by our share price.

As a clinical-stage company we have incurred substantial losses since our inception and expect to continue to incur substantial losses for at least two or three years. Accordingly, we do not seek to achieve direct alignment between Compensation Actually Paid to our named executive officers and net income (loss).

The information contained in the “Pay Versus Performance Disclosure” section above shall not be deemed to be “soliciting material” or to be “filed” with the SEC, or subject to Regulation 14A or to the liabilities of Section 18 of the Exchange Act, nor shall it be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act.

Total Shareholder Return Amount	$ 504	344	180
Net Income (Loss)	$ (32,766,000,000)	$ (24,444,000,000)	$ (19,381,000,000)
Rick Pauls [Member]
Pay vs Performance Disclosure
PEO Name	Rick Pauls	Rick Pauls	Rick Pauls
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,652,400)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,619,877
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	608,898
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,421)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,020,375)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,897,408
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	124,733
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,256)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0